Supplemental guarantor financial information, Condensed consolidating statement of cash flows (Details) (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Condensed Consolidating Statement of Cash Flows [Abstract]
Net Cash (Used) Provided By Operating Activities of Continuing Operations	$ 104,182	$ 70,539
Cash Flows From Investing Activities:
Purchases of capital assets	(19,296)	(21,066)
Payments for acquisitions, net of cash acquired	(35,000)	(98,621)
Proceeds from life insurance policies	0	5,782
Proceeds from sales of marketable securities	0	1,970
Other	(1,014)	(1,818)
Net cash used by investing activities of continuing operations	(55,310)	(113,753)
Cash Flows From Financing Activities:
Net proceeds from short-term debt	6,000	73,000
Payments on long-term debt, including costs of debt reacquisition	(215,030)	0
Proceeds from issuing long-term debt	200,000	0
Payments for debt issue costs	(3,429)	(2,324)
Change in book overdrafts	(905)	(939)
Proceeds from issuing shares under employee plans	6,514	1,600
Excess tax benefit from share-based employee awards	1,313	471
Payments for common shares repurchased	(17,986)	0
Cash dividends paid to shareholders	(25,663)	(25,696)
Advances from (to) consolidated subsidiaries	0	0
Net cash (used) provided by financing activities of continuing operations	(49,186)	46,112
Effect Of Exchange Rate Change on Cash	557	(174)
Net Change In Cash And Cash Equivalents	243	2,724
Cash And Cash Equivalents: Beginning Of Period	17,383	12,789
Cash And Cash Equivalents: End Of Period	17,626	15,513
Deluxe Corporation [Member]
Condensed Consolidating Statement of Cash Flows [Abstract]
Net Cash (Used) Provided By Operating Activities of Continuing Operations	(851)	(6,242)
Cash Flows From Investing Activities:
Purchases of capital assets	0	0
Payments for acquisitions, net of cash acquired	0	0
Proceeds from life insurance policies		5,782
Proceeds from sales of marketable securities		0
Other	(170)	(1,673)
Net cash used by investing activities of continuing operations	(170)	4,109
Cash Flows From Financing Activities:
Net proceeds from short-term debt	6,000	73,000
Payments on long-term debt, including costs of debt reacquisition	(215,030)
Proceeds from issuing long-term debt	200,000
Payments for debt issue costs	(3,429)	(2,324)
Change in book overdrafts	(765)	(879)
Proceeds from issuing shares under employee plans	6,514	1,600
Excess tax benefit from share-based employee awards	1,313	471
Payments for common shares repurchased	(17,986)
Cash dividends paid to shareholders	(25,663)	(25,696)
Advances from (to) consolidated subsidiaries	47,455	(43,236)
Net cash (used) provided by financing activities of continuing operations	(1,591)	2,936
Effect Of Exchange Rate Change on Cash	0	0
Net Change In Cash And Cash Equivalents	(2,612)	803
Cash And Cash Equivalents: Beginning Of Period	3,197	2,725
Cash And Cash Equivalents: End Of Period	585	3,528
Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Cash Flows [Abstract]
Net Cash (Used) Provided By Operating Activities of Continuing Operations	101,313	77,196
Cash Flows From Investing Activities:
Purchases of capital assets	(18,791)	(20,618)
Payments for acquisitions, net of cash acquired	(35,000)	(98,621)
Proceeds from life insurance policies		0
Proceeds from sales of marketable securities		0
Other	683	(141)
Net cash used by investing activities of continuing operations	(53,108)	(119,380)
Cash Flows From Financing Activities:
Net proceeds from short-term debt	0	0
Payments on long-term debt, including costs of debt reacquisition	0
Proceeds from issuing long-term debt	0
Payments for debt issue costs	0	0
Change in book overdrafts	(140)	(60)
Proceeds from issuing shares under employee plans	0	0
Excess tax benefit from share-based employee awards	0	0
Payments for common shares repurchased	0
Cash dividends paid to shareholders	0	0
Advances from (to) consolidated subsidiaries	(47,540)	42,293
Net cash (used) provided by financing activities of continuing operations	(47,680)	42,233
Effect Of Exchange Rate Change on Cash	0	0
Net Change In Cash And Cash Equivalents	525	49
Cash And Cash Equivalents: Beginning Of Period	683	497
Cash And Cash Equivalents: End Of Period	1,208	546
Non-Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Cash Flows [Abstract]
Net Cash (Used) Provided By Operating Activities of Continuing Operations	3,720	(415)
Cash Flows From Investing Activities:
Purchases of capital assets	(505)	(448)
Payments for acquisitions, net of cash acquired	0	0
Proceeds from life insurance policies		0
Proceeds from sales of marketable securities		1,970
Other	(1,527)	(4)
Net cash used by investing activities of continuing operations	(2,032)	1,518
Cash Flows From Financing Activities:
Net proceeds from short-term debt	0	0
Payments on long-term debt, including costs of debt reacquisition	0
Proceeds from issuing long-term debt	0
Payments for debt issue costs	0	0
Change in book overdrafts	0	0
Proceeds from issuing shares under employee plans	0	0
Excess tax benefit from share-based employee awards	0	0
Payments for common shares repurchased	0
Cash dividends paid to shareholders	0	0
Advances from (to) consolidated subsidiaries	85	943
Net cash (used) provided by financing activities of continuing operations	85	943
Effect Of Exchange Rate Change on Cash	557	(174)
Net Change In Cash And Cash Equivalents	2,330	1,872
Cash And Cash Equivalents: Beginning Of Period	13,503	9,567
Cash And Cash Equivalents: End Of Period	$ 15,833	$ 11,439